Document and Entity Information	Total
Risk/Return:
Registrant Name	VOLUMETRIC FUND INC
Registrant CIK	0000792394
SEC Form	485BPOS
Period end date	Apr. 30, 2021
Investment Company Type	N-1A
Document Creation Date	Apr. 30, 2021
Document Effective Date	Apr. 30, 2021
Prospectus Date	Apr. 30, 2021
Amendment Flag	false